Insurance business - (A) Insurance service result (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance revenue
Insurance revenue	£ 3,291	£ 3,008	£ 2,461
Insurance service expense
Total insurance service expense	(2,733)	(2,414)	(3,863)
Net (expense) income from reinsurance contracts held	(72)	2	62
Insurance service result	486	596	(1,340)
Weather Related Claims
Insurance service expense
Incurred claims and other directly attributable expenses	(82)	(57)	(116)
Severe weather related claims
Insurance service expense
Incurred claims and other directly attributable expenses	(64)	(51)	(108)
Life
Insurance revenue
CSM recognised for services provided	449	329	245
Change in risk adjustments for non-financial risk for risk expired	58	84	103
Expected claims and other insurance service expenses	1,916	1,907	1,696
Charges (credits) to funds in respect of policyholder tax and other	108	87	(228)
Amounts relating to the changes in liabilities for remaining coverage:	2,531	2,407	1,816
Recovery of insurance acquisition cash flows	105	87	86
Insurance revenue	2,636	2,494	1,902
Insurance service expense
Incurred claims and other directly attributable expenses	(1,978)	(1,897)	(1,751)
Changes that relate to past service: adjustment to liabilities for incurred claims	(4)	0	0
Changes that relate to future service: (losses) reversal of losses on onerous contracts	(72)	58	(1,486)
Amortisation of insurance acquisition cash flows	(105)	(88)	(85)
Total life excluding net impairment loss on insurance acquisition assets	(2,159)	(1,927)	(3,322)
Net impairment loss on insurance acquisition assets	(9)	(7)	(14)
Total insurance service expense	(2,168)	(1,934)	(3,336)
Non-life
Insurance revenue
Insurance revenue	655	514	559
Insurance service expense
Amortisation of insurance acquisition cash flows	(32)	(30)
Total insurance service expense	£ (565)	£ (480)	£ (527)